Note F - Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Income Taxes Paid	$ 12,000,000	$ 10,300,000	$ 8,100,000
Unrecognized Tax Benefits	421,000	1,423,000	1,298,000	1,461,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	311,000
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	250,000
Income Tax Examination, Penalties and Interest Accrued	91,000	361,000	310,000
Internal Revenue Service (IRS) [Member]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	140,000
Irish Tax Returns [Member]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	40,000
Canadian Tax Returns [Member]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	$ 315,000